THE HENSSLER FUNDS, INC.

     Supplement to Prospectus and Statement of Additional Information for The Henssler Funds, Inc. dated July 7, 1999.

     EFFECTIVE IMMEDIATELY, THE HENSSLER EQUITY FUND (THE "FUND") DOES NOT CHARGE ANY REDEMPTION FEE ON REDEMPTIONS OF FUND SHARES.

     Accordingly, all references in the Fund's Prospectus and Statement of Additional Information to the redemption fee previously charged on redemptions of Fund shares occurring within a six-month period following the issuance of such shares are hereby deleted in their entirety.

     The date of the above supplement is July 7, 1999.